1900 K Street, NW Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com ADAM T. TEUFEL adam.teufel@dechert.com +1 202 261 3464 Direct +1 202 261 3164 Fax

September 10, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	PIMCO Income Opportunity Fund (PKO) (the “Registrant”)
(File Nos. 033-217471 and 811-22121)

Ladies and Gentlemen:

On behalf of the Fund, transmitted herewith is a copy of the Fund’s Registration Statement on Form N-2, including exhibits, for filing under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended (the “Registration Statement”).

This filing is for the registration of common shares of beneficial interest of the Fund, par value of $0.00001 per share for an aggregate maximum offering price not to exceed $171,925,656. The approximate date of the proposed public offering will be from time to time after the effective date of the Registration Statement.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

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